Prepaid expenses and other assets (Tables)	9 Months Ended
Sep. 30, 2024
Prepaid Expenses And Other Assets
Summary of prepaid expenses and other current assets

The Company had the following prepaid expenses at the end of each reporting period:

	September 30,	December 31,
	2024	2023
	$	$
Prepaid insurance	1,945	81
Prepaid research and development	569	97
Other	388	112
	2,902	290